Net Income Per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible notes
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)		71.8
RSUs and pRSUs
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)		2.0
Stock options
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)	0.1	0.1